Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

Operating segments are business components of an enterprise for which separate financial information is available and regularly evaluated by the chief operating decision maker (“CODM”), who for HSS, is the Company’s Chief Executive Officer.  Under this definition, we operate in two primary business segments, Hughes and EchoStar Satellite Services as described in Note 1 of these consolidated financial statements.

The primary measure of segment profitability that is reported regularly to our CODM is earnings before interest, taxes, depreciation and amortization, or EBITDA. Our segment operating results do not include real estate and other activities, costs incurred in certain satellite development programs and other business development activities, expenses of various corporate departments and our centralized treasury operations, including income from our investment portfolio and interest expense on our debt. These activities are accounted for in the “All Other and Eliminations” column in the table below. Total assets by segment have not been reported herein because the information is not provided to our CODM on a regular basis. The Hughes Retail Group is included in our Hughes segment and our CODM reviews separate HRG financial information only to the extent such information is included in our periodic filings with the SEC. Therefore, we do not consider HRG to be a separate operating segment.

Transactions between segments were not significant for the years ended December 31, 2016, 2015 and 2014.

The following table presents revenue, capital expenditures, and EBITDA for each of our operating segments:

	Hughes	EchoStar Satellite Services	All Other and Eliminations	Consolidated Total
	(In thousands)
For the Year Ended December 31, 2016
Net revenue:
External revenue	$1,389,152	$406,970	$3,671	$1,799,793
Intersegment revenue	$3,209	$690	$(3,899)	$—
Total revenue	$1,392,361	$407,660	$(228)	$1,799,793
Capital expenditures	$322,362	$58,925	$—	$381,287
EBITDA	$427,802	$339,496	$15,209	$782,507
For the Year Ended December 31, 2015
Net revenue:
External revenue	$1,344,945	$489,842	$2,345	$1,837,132
Intersegment revenue	$2,395	$749	$(3,144)	$—
Total revenue	$1,347,340	$490,591	$(799)	$1,837,132
Capital expenditures	$285,499	$101,215	$—	$386,714
EBITDA	$396,684	$412,607	$(4,699)	$804,592
For the Year Ended December 31, 2014
Net revenue:
External revenue	$1,325,887	$481,579	$511	$1,807,977
Intersegment revenue	$1,831	$2,876	$(4,707)	$—
Total revenue	$1,327,718	$484,455	$(4,196)	$1,807,977
Capital expenditures	$218,607	$28,734	$—	$247,341
EBITDA	$356,871	$419,442	$5,137	$781,450

The following table reconciles total consolidated EBITDA to reported “Income before income taxes” in our consolidated statements of operations and comprehensive income (loss):

	For the Years Ended December 31,
	2016	2015	2014
	(In thousands)
EBITDA	$782,507	$804,592	$781,450
Interest income and expense, net	(174,600)	(164,734)	(188,024)
Depreciation and amortization	(414,133)	(430,127)	(452,138)
Net income attributable to noncontrolling interests	1,706	1,617	1,389
Income before income taxes	$195,480	$211,348	$142,677

Geographic Information and Transactions with Major Customers

Geographic Information.  Revenue is attributed to geographic regions based upon the location where the goods and services are provided.  North America revenue includes transactions with North America customers.  All other revenue includes transactions with customers in Asia, Africa, Australia, Europe, South America, and the Middle East. The following table summarizes total long-lived assets and revenue attributed to the North America and other foreign locations.

	As of December 31,
Long-lived assets:	2016	2015
	(In thousands)
North America:
United States	$3,111,452	$3,266,471
Canada and Mexico	16,630	1,076
All other	223,209	89,106
Total long-lived assets	$3,351,291	$3,356,653

	For the Years Ended December 31,
Revenue:	2016	2015	2014
	(In thousands)
North America:
United States	$1,469,666	$1,516,627	$1,470,481
Canada and Mexico	86,236	67,648	80,264
All other	243,891	252,857	257,232
Total revenue	$1,799,793	$1,837,132	$1,807,977

Transactions with Major Customers.  For the years ended December 31, 2016, 2015 and 2014, our revenue included sales to one major customer.  The following table summarizes sales to this customer and its percentage of total revenue.

	For the Years Ended December 31,
	2016	2015	2014
	(In thousands)
Total revenue:
DISH Network:
Hughes segment	$107,300	$105,181	$112,692
EchoStar Satellite Services segment	349,549	423,465	407,236
All Other and Eliminations	1,538	959	—
Total DISH Network	458,387	529,605	519,928
All other	1,341,406	1,307,527	1,288,049
Total revenue	$1,799,793	$1,837,132	$1,807,977

Percentage of total revenue:
DISH Network	25.5%	28.8%	28.8%
All other	74.5%	71.2%	71.2%